SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
21.          SEGMENT REPORTING

The Company has three reportable segments, namely digital entertainment, e-commerce and digital financial services. The CODM reviews the performance of each segment based on revenue and certain key operating metrics of the operations and uses these results for the purposes of allocating resources to and evaluating financial performance of each segment.

Description of Reportable Segments

Digital entertainment – Garena’s platform offers mobile and PC online games across the region and develops mobile games for the global market. Garena is the global leader in eSports, it also provides access to other entertainment content and social features, such as live streaming of gameplay, user chat and online forums.

E-commerce – Shopee’s platform is a mobile-centric, social-focused marketplace. It provides users with a convenient, safe, and trusted shopping environment with integrated payment, logistics infrastructure and comprehensive seller services. Products from manufacturers and third parties are also purchased and sold directly to buyers on Shopee platform.

Digital financial services – SeaMoney provides a variety of payment services to individuals and businesses. It is an important payment infrastructure supporting the Company’s digital entertainment and e-commerce businesses. In addition, SeaMoney also integrates with third-party merchant partners and covers a broad set of consumption use cases.

A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other services”.

Information about segments for the years ended December 31, 2017, 2018 and 2019 presented were as follows:

	For the Year ended December 31, 2017
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	365,167	9,034	16,270	23,719	–	414,190

Operating income (loss)	45,637	(452,233)	(38,038)	(21,199)	(36,523)	(502,356)
Non-operating loss, net						(46,153)
Income tax expense						(10,745)
Share of results of equity investees						(1,912)
Net loss						(561,166)

	For the Year ended December 31, 2018
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	462,464	269,578	11,458	83,468	–	826,968

Operating income (loss)	69,449	(893,489)	(34,056)	(62,548)	(68,124)	(988,768)
Non-operating income, net						34,888
Income tax expense						(4,088)
Share of results of equity investees						(3,066)
Net loss						(961,034)

	For the Year ended December 31, 2019
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	1,136,017	834,295	9,223	195,843	-	2,175,378

Operating income (loss)	529,524	(1,131,771)	(116,309)	(39,864)	(132,812)	(891,232)
Non-operating loss, net						(477,387)
Income tax expense						(85,864)
Share of results of equity investees						(3,239)
Net loss						(1,457,722)

(1)
Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Revenue from external customers is classified based on the geographical locations where the services were provided. With the continuous growth of the business, the revenue and long-lived assets’ segment reporting were revised to better reflect the contribution from each region. The 2017 and 2018 segment information has been restated to conform to the current year presentation.

	For the Year Ended December 31,
	2017 $	2018 $	2019 $
Revenue
Southeast Asia	279,167	581,336	1,378,141
Latin America	1,850	14,713	282,618
Rest of Asia	133,173	229,773	489,291
Rest of the world	–	1,146	25,328
Consolidated revenue	414,190	826,968	2,175,378

Long-lived assets consist of property and equipment, operating lease right-of-use assets and intangible assets.

	As at December 31,
	2018 $	2019 $
Long-lived assets
Southeast Asia	181,882	389,997
Rest of Asia	23,350	119,043
Rest of the world	12	7,565
	205,244	516,605

No single customer accounted for 10 percent or more of the Company’s total revenue for the years ended December 31, 2017, 2018 and 2019.